Nature of operations and going concern	10 Months Ended	12 Months Ended
	Jan. 31, 2024	Mar. 31, 2023
Nature of operations and going concern
Nature of operations and going concern

1.Nature of operations and going concern

Psyence Biomedical Ltd. (the “Company” or “PBM”) is a life science biotechnology company. The Company is currently conducting research through clinical trials to evaluate the safety and effectiveness of natural psilocybin in treating adjustment disorder in patients with an incurable cancer diagnosis in a palliative care context (the “Clinical Trials”).

The Company’s registered office is at 121 Richmond Street West, PH Suite 1300, Toronto, Ontario M5H 2K1.

The UK Medicines and Healthcare products Regulatory Agency (MHRA) granted full approval for the Company’s Phase IIa study, including ethics review board approval, on September 15, 2022.

In January 2023, the Company signed a letter of intent with iNGENū Pty Ltd to conduct a Phase IIb study in Australia to further develop the Company’s licensed natural psilocybin drug product. The study will evaluate the safety and efficacy of psilocybin-assisted psychotherapy versus psychotherapy alone for the treatment of adjustment disorder due to an incurable cancer diagnosis in a palliative care context.

84 patients will participate in the study, which will use FDA-recommended primary endpoints. The investigational product will be the proprietary botanical drug candidate PEX010 sourced from Filament Health Corp. Upon successful completion of the study, the Company intends to conduct a multinational Phase III registrational study.

On March 06, 2024, the Company announced that its wholly-owned subsidiary, Psyence Australia (Pty) Ltd, had received full approval from the Australian Health Research Ethics Committee (HREC) to initiate its planned Phase IIb study in Melbourne, Australia.

On January 9, 2023 Psyence Group Inc entered into a definitive business combination agreement (the “Business Combination Agreement”) with Newcourt Acquisition Corp (NASDAQ: NCAC), a special purpose acquisition company (“SPAC”) formed for the purpose of acquiring or merging with one or more businesses (“NCAC”). NCAC entered into the Business Combination Agreement with the Company, in order to create a public company leveraging natural psilocybin in the treatment of palliative care.

The transaction concluded on January 25, 2024, with the Company listing on the NASDAQ the following day. The transaction was completed by the Company acquiring the SPAC through the merger of the SPAC with the Company’s subsidiary. As a consequence of the transaction, the SPAC will become a wholly-owned subsidiary of PBM, the SPAC shareholders will become shareholders of PBM.

On January 25, 2024 (the “Closing Date”), the Company, a corporation organized under the laws of Ontario, Canada, consummated the previously announced business combination (the “RTO Transaction”) pursuant to the Amended and Restated Business Combination Agreement (as amended, the “BCA”), dated as of July 31, 2023, by and among the Company, Newcourt Acquisition Corp., a Cayman Islands exempted company, Newcourt SPAC Sponsor LLC, a Delaware limited liability company (“NCAC Sponsor”), Psyence Group Inc., a corporation organized under the laws of Ontario, Canada (“Psyence Group”), Psyence (Cayman) Merger Sub, a Cayman Islands exempted company and a direct and wholly owned subsidiary of the Company (“Merger Sub”) and Psyence Biomed Corp., a corporation organized under the laws of British Columbia, Canada (“Original Target”), and Psyence Biomed II Corp., a corporation organized under the laws of Ontario, Canada (“Psyence Biomed II”).

Prior to the execution of the Amended and Restated Business Combination Agreement, Psyence Group formed Psyence Biomed II and PBM as wholly owned subsidiaries, and prior to the Closing, Psyence Group and the Original Target were amalgamated. Thereafter, Psyence Group transferred the shares of Psyence Australia Pty Ltd. and its related business assets that were previously owned by the Original Target to Psyence Biomed II.

The following transactions occurred pursuant to the terms of the BCA (collectively, the “Business Combination”) at the effective time of the Merger (the “Effective Time”):

●	Psyence Group contributed Psyence Biomed II to the Company in a share for share exchange (the “Company Exchange”).
●	Following the Company Exchange, Merger Sub merged with and into NCAC, with NCAC being the surviving company in the merger (the “Merger”) and each outstanding ordinary share of NCAC was converted into the right to receive one common share of the Company (“Common Share”).
●	Each outstanding warrant to purchase NCAC Class A ordinary shares was converted at the Effective Time into a warrant to acquire one Common Share (the “Company Warrants”) on substantially the same terms as were in effect immediately prior to the Effective Time under their terms.

On January 15, 2024 and January 23, 2024, the parties to the Business Combination Agreement entered into letter agreements (the “Closing Letter Agreements”) pursuant to which, among other things, PBM, Psyence Group, Original Target and Merger Sub (collectively, the “Psyence Parties”) agreed, on a conditional basis, to waive the closing conditions contained in the BCA that, at or prior to the closing of the Business Combination (the “Closing”), (i) Newcourt shall have no less than $20,000,000, net of liabilities, as of the Closing (the “Minimum Cash Condition”) and (ii) the PIPE Investment in the PIPE Investment Amount shall have occurred or shall be ready to occur substantially concurrently with the Closing (the “PIPE Investment Condition”) and (Y) to waive certain deliverables under Section 3.6 of the Business Combination Agreement (the “Closing Deliverables”). Upon the Closing, the Psyence Parties waived in full the Minimum Cash Condition, the PIPE Investment Condition and the Closing Deliverables.

On January 15, 2024, in connection with the Business Combination, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) by and among (i) the Company, (ii) Psyence Biomed II, (iii) Sponsor and (iv) certain investors (the “Investors”) relating to up to four senior secured convertible notes (collectively, the “Notes” and the transactions pursuant to the Securities Purchase Agreement, the “Financing”), obligations under which will be guaranteed by certain assets of the Company and Psyence Biomed II, issuable to the Investors at or after the Closing, as the case may be, for the aggregate principal amount of up to $12,500,000 in exchange for up to $10,000,000 in subscription amounts.

The Note for the first tranche of the Financing (the “First Tranche Note”), for a total of $3,125,000 of principal in exchange for a total of $2,500,000 in subscription amounts and was issued to the Investors substantially concurrently with, and contingent upon, the Closing. The Financing closed immediately prior to the Business Combination.

Upon the closing of the first tranche of the Financing, the Minimum Cash Condition and PIPE Investment Condition were deemed waived by the Psyence Parties.

Merger Consideration

As consideration for all of the issued and outstanding Psyence Biomed II common shares that the Company shall receive in the Company Exchange, the Company shall issue to Psyence Group, 5,000,000 Common Shares.

On February 15, 2023, Psyence Australia Pty Ltd was incorporated and registered in Victoria, Australia. It is a wholly-owned subsidiary of the Company as a result of the above Business Combination.

The purpose of these condensed carve out consolidated interim financial statements (the “Financial Statements”) is to provide historical financial information of PBM, to reflect PBM as if it had been historically operating the Clinical Trials.

These Financial Statements are prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. During the period ended January 31, 2024, the Company incurred a net loss and comprehensive loss of $34,687,698 (Period ended January 31, 2023: $2,581,267) and the Company has no sources of revenue. The ability of the Company to continue operations is dependent on the Company’s ability to raise additional financing. There is no certainty that additional financing at terms that are acceptable will be available, and an inability to obtain financing would have a direct impact on the Company’s ability to continue as a going concern. These conditions indicate a material uncertainty that cast significant doubt on the Company’s ability to continue as a going concern.

These Financial Statements do not reflect the adjustments to the carrying values and classifications of assets and liabilities that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

Psyence Biomed Corp. (the “Company” or “PBC”) is a life science biotechnology company owned by Psyence Group Inc. (“Psyence Group”). It is pioneering the use of natural psychedelics in the treatment of psychological trauma and mental health disorders. It was incorporated under the laws of the province of British Columbia, Canada on May 21, 2020. The Company’s registered office is at 121 Richmond Street West, PH Suite 1300, Toronto, Ontario M5H 2K1.

The Company is currently conducting clinical trials to evaluate the safety and effectiveness of natural psilocybin in treating adjustment disorder in patients with an incurable cancer diagnosis in a palliative care context (the “Clinical Trials”).

The UK Medicines and Healthcare products Regulatory Agency (MHRA) granted full approval for the Company’s Stage I clinical study, including ethics review board approval, on September 15, 2022.

In January 2023, the Company signed a letter of intent with iNGENū Pty Ltd to conduct a Phase IIb study in Australia to further develop the Company’s licensed natural psilocybin drug product. The study will evaluate the safety and efficacy of psilocybin-assisted psychotherapy versus psychotherapy alone for the treatment of adjustment disorder due to an incurable cancer diagnosis in a palliative care context.

84 patients will participate in the study, which will use FDA-recommended primary endpoints. The investigational product will be the proprietary botanical drug candidate PEX010 sourced from Filament Health Corp. Upon successful completion of the study, Psyence intends to conduct a multinational Phase III registrational study.

On February 15, 2023, the Company incorporated a wholly-owned subsidiary by the name of Psyence Australia Pty Ltd., registered in Victoria, Australia.

On January 9, 2023 Psyence Group announced that it had entered into a definitive business combination agreement (the “Business Combination Agreement”) with Newcourt Acquisition Corp (NASDAQ: NCAC), a special purpose acquisition company (“SPAC”) formed for the purpose of acquiring or merging with one or more businesses (“Newcourt”). Newcourt has entered into the Business Combination Agreement with the Company, in order to create a public company leveraging natural psilocybin in the treatment of palliative care (the “Pubco”).

The Business Combination is anticipated to conclude in the second half of 2023, with the Pubco to go public. The Business Combination is expected to be completed by the Company acquiring the SPAC through the merger of the SPAC with a to-be-incorporated subsidiary of PBC. As a consequence of the Business Combination, the SPAC will become a wholly-owned subsidiary of PBC, the SPAC shareholders will become shareholders of PBC, and PBC would complete filings to become a public company in the United States in which Psyence Group would retain a significant ownership stake. The actual level of Psyence Group ownership of PBC upon conclusion of the Business Combination will depend on the ultimate size of the PIPE financing the SPAC intends to complete in conjunction with the Business Combination, the extent of redemptions by SPAC shareholders and the impact of such redemptions on the SPAC shareholder base.

The purpose of these carve-out consolidated financial statements (the “Financial Statements”) is to provide historical financial information of PBC, to reflect PBC as if it had been operating separately from Psyence Group and its subsidiaries that do not partake in the Clinical Trials. Pursuant to the Business Combination Agreement, Newcourt is acquiring only the Clinical Trial related assets and liabilities of PBC, which are considered to be less than substantially all of PBC’s key operating assets. Therefore, the Financial Statements have been prepared on a “carve-out basis” from the consolidated financial statements of Psyence Group for the purposes of presenting the financial position, results of operations and cash flows of the Company and investments and operations relevant to the Clinical Trials on a stand-alone basis, excluding the continuing operations retained by PBC that are not being acquired by Newcourt. Accordingly, the Financial Statements reflect all the costs of business associated with the Clinical Trials, including both direct and indirect expenses allocable to the business. The carve-out consolidated Financial Statements represents the assets and liabilities of the Clinical Trials business that are specifically identifiable, and a reasonable basis exists to allocate items that are not specifically identifiable to the acquired business. Assets and liabilities excluded from the Financial Statements that are not considered to be relevant, both directly and indirectly, to the Clinical Trials include investments in subsidiaries, joint ventures, inter-company loans and website costs previously held by PBC that are not being acquired as part of the Business Combination Agreement. No assets or liabilities exist outside of PBC that are being acquired by Newcourt.

These Financial Statements are prepared on a going concern basis, which contemplates that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of business. During the year ended March 31, 2023, the Company incurred a net loss and comprehensive loss of $4,238,471 (Year ended March 31, 2022: $2,319,932) and the Company has no sources of revenue. The ability of the Company to continue operations is dependent on the Company’s ability to raise additional financing. There is no certainty that additional financing at terms that are acceptable will be available, and an inability to obtain financing would have a direct impact on the Company’s ability to continue as a going concern. These conditions indicate a material uncertainty that cast substantial doubt on the Company’s ability to continue as a going concern.

These Financial Statements do not reflect the adjustments to the carrying values and classifications of assets and liabilities that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.